Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trade Accounts Receivables

	2021	2020
Accounts receivable	4,124,836	4,403,116
Accounts receivable in litigations	62,125	85,690
Notes receivable	30,701	25,292
Foreign customers	2,965	100,723

Subtotal	4,220,627	4,614,821
Allowance for doubtful accounts	(259,802)	(102,587)

Total	3,960,825	4,512,234

Summary of Maturities of Accounts Receivable
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2021 and 2020. Accounts receivable aging is as follows:

	2021	2020
To expire	2,474,113	2,579,843
Past due:
0 to 30 days	951,356	1,062,273
31 to 60 days	143,691	75,539
61 to 90 days	69,165	24,619
More than 90 days	582,302	872,547

Total	4,220,627	4,614,821

Summary of Financial Assets That Are Either Past Due or Impaired
Aging of past due, but not impaired, accounts receivable is as follows:

	2021	2020
Past due:
0 to 30 days	951,356	1,062,273
31 to 60 days	143,691	75,539
61 to 90 days	69,165	24,619
More than 90 days	322,500	769,960

Total	1,486,712	1,932,391

Average age of overdue balances (in days)	38	47
The average age of past due and impaired balances is as follows:

	2021	2020
Past due:
More than 90 days	259,802	102,587

Total	259,802	102,587

Summary of Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2020	130,076
Increases	9,059
Decreases (*)	(36,548)

Balance as of December 31, 2020	102,587
Increases	196,384
Decreases (*)	(39,169)

Balance as of December 31, 2021	259,802

(*)	Includes allocation of provisions for specific purposes and inflation adjustment effect.